091-15970

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION RECEIVED AUG 16 2013 DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

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SEC Mail Processing Section AUG 16 2013 Washington DC 404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

13035195

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
National Stock Exchange, Inc.
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Trust
3. Class of New Derivative Securities Product:
Equity
4. Name of Underlying Instrument:
WisdomTree Emerging Markets Dividend Growth Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-based
6. Ticker Symbol(s) of New Derivative Securities Product:
DGRE
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Domestic Stock Exchange
8. Settlement Methodology of New Derivative Securities Product:
Cash
9. Position Limits of New Derivative Securities Product (if applicable):

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James Buckley

Title:
Senior Regulatory Counsel

Telephone Number:
201-499-3698

Manual Signature of Official Responsible for Form:
[signature]

Date:
August 15, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 16 2013

SEC 2449 (6-01)

NSX National Stock® Exchange

SEC
Mail Processing
Section
AUG 16 2013
Washington DC
404

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
AUG 16 2013
DIVISION OF TRADING & MARKETS

August 15, 2013

Ms. Gail Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re: Securities Exchange Act Forms 19b-4(e)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, enclosed please find one original and nine copies of completed Forms 19b-4(e), executed on behalf of the National Stock Exchange, Inc. (the "Exchange") for each of the following securities which were recently approved for trading on the Exchange:

1) BSCL
2) BSCM
3) QUAL
4) HDGI
5) KFYP
6) DGRS
7) ERW
8) NASH
9) KWEB
10) DGRE
11) FMF
12) MLPX
13) CMDT
14) EMHD
15) FNDB
16) FNDX
17) FNDA
18) FNDF
19) FNDC
20) FNDE

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 16 2013

101 Hudson Street, Suite 1200
Jersey City, NJ 07302
www.nsx.com

Phone 201.499.3700
Fax 201.499.0174

Please contact me at (201) 499-3698 if you have any questions.

Very truly yours,

James G. Buckley
Senior Regulatory Counsel

Enclosures